Shareholders' Equity (Schedule of information about non vested options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Beginning balance	3,520
Number of options granted	4,905	16,224	0
Vested	(3,520)
Ending balance	4,905	3,520
Weighted average grant- date fair value
Beginning balance	$ 28.4
Granted	33.13
Vested	28.4
Ending balance	$ 33.13	$ 28.4